Condensed consolidated statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Condensed consolidated statement of comprehensive income [Abstract]
One-off item amount	$ 1.3	$ 0.2